Income Taxes - ASU Disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Net deferred tax assets, noncurrent	$ 20.7	$ 20.4
Net deferred tax liabilities, noncurrent	228.2	562.3
New accounting pronouncement, effect of early adoption
New Accounting Pronouncement, Early Adoption [Line Items]
Net deferred tax assets, current	$ 72.8	72.8
Net deferred tax assets, noncurrent		1.8
Net deferred tax liabilities, noncurrent		$ 71.0